Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,624,719	$ 369,684	¥ 1,494,150	$ 210,447	¥ 2,664,132	¥ 1,563,755
Amounts due from subsidiaries	6,989	984	6,602
Prepayments and other current assets	1,428,769	201,238	1,086,952
Total current assets	18,503,018	2,606,096	17,782,108
Non-current assets
Other assets	861,491	121,338	1,048,301
Total non-current assets	4,637,773	653,216	4,988,595
TOTAL ASSETS	23,140,791	3,259,312	22,770,703
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	2,958	417	4,669
Accrued interest payable	4,389		12,354
Accruals and other current liabilities	4,434,254	624,552	3,057,469
Convertible notes	505,450	71,191	2,063,545
Total current liabilities	12,324,597	1,735,884	12,481,917
Non-current liabilities
Deferred tax liabilities	75,340	10,611	52,559
Total non-current liabilities	1,106,112	155,792	1,640,035
TOTAL LIABILITIES	13,430,709	1,891,676	14,121,952
SHAREHOLDERS’ EQUITY:
Treasury Stock	(328,764)	(46,305)	(328,764)	$ (48,000)
Additional paid-in capital	3,204,961	451,406	3,081,254
Accumulated other comprehensive income	(13,545)	(1,908)	(20,842)
Retained earnings	5,740,611	808,548	4,894,273
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	23,140,791	3,259,312	22,770,703
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	199	30	191
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	41	7	47
Parent
Current assets
Cash and cash equivalents	48,030	6,765	1,517
Prepayments and other current assets	6,717	946	8,314
Total current assets	397,838	56,034	345,765
Non-current assets
Investments in subsidiaries	12,058,899	1,698,460	10,741,234
Other assets	103	15	235
Total non-current assets	12,059,002	1,698,475	10,741,469
TOTAL ASSETS	12,456,840	1,754,509	11,087,234
Current liabilities
Accrued interest payable	2,095	295	9,385
Accruals and other current liabilities	9,198	1,296	8,511
Convertible notes	505,450	71,191	2,063,545
Total current liabilities	2,746,758	386,873	2,438,483
Non-current liabilities
TOTAL LIABILITIES	2,746,758	386,873	2,438,483
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Treasury Stock	(328,764)	(46,305)	(328,764)
Additional paid-in capital	3,204,961	451,406	3,081,254
Accumulated other comprehensive income	(13,545)	(1,908)	(20,842)
Retained earnings	6,847,190	964,406	5,916,865
Total equity attributable to owners of the company	9,710,082	1,367,636	8,648,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,456,840	1,754,509	11,087,234
Parent | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	199	30	191
Parent | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	41	7	47
Parent | Affiliated Entity
Current assets
Amounts due from subsidiaries	343,091	48,323	335,934
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs' subsidiaries	¥ 2,230,015	$ 314,091	¥ 357,042